Earnings per Share - Repurchase Program (Details) - $ / shares		12 Months Ended
	Jul. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share
Dividends Payable, Date to be Paid	Jul. 01, 2018
Special stock dividend, rate percent	4.00%
Special stock dividend, record date	Jun. 15, 2018
Repurchase Program
Earnings Per Share
Total number of common stock repurchased		95,709
Average price per share of total common stock repurchased		$ 17.90
Number of common stock repurchased			8,668
Average price per share of common stock repurchased			$ 20.63